Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 27, 2014
Accounting Policies [Abstract]
Description of Business
Description of Business:
Kraft Foods Group, Inc. (“Kraft Foods Group,” “we,” “us,” and “our”) manufactures and markets food and beverage products, including cheese, meats, refreshment beverages, coffee, packaged dinners, refrigerated meals, snack nuts, dressings, and other grocery products, primarily in the United States and Canada. Our product categories span breakfast, lunch, and dinner meal occasions.
On October 1, 2012, Mondelēz International, Inc. (“Mondelēz International,” formerly known as Kraft Foods Inc.) created us as an independent public company through a spin-off of its North American grocery business to Mondelēz International’s shareholders (the “Spin-Off”). Mondelēz International distributed 592 million shares of Kraft Foods Group common stock to Mondelēz International’s shareholders. Holders of Mondelēz International common stock received one share of Kraft Foods Group common stock for every three shares of Mondelēz International common stock held on September 19, 2012.

Principles of Consolidation
Principles of Consolidation:
The consolidated financial statements include Kraft Foods Group, as well as our wholly-owned subsidiaries. All intercompany transactions are eliminated. Our period end date for financial reporting purposes is the last Saturday of the fiscal year, which aligns with the financial close dates of our operating segments.
Prior to the Spin-Off on October 1, 2012, our financial statements were prepared on a stand-alone basis and were derived from the consolidated financial statements and accounting records of Mondelēz International. Our financial statements included certain expenses of Mondelēz International that were allocated to us for certain functions, including general corporate expenses related to finance, legal, information technology, human resources, compliance, shared services, insurance, employee benefits and incentives, and stock-based compensation. These expenses were allocated in our historical results of operations on the basis of direct usage when identifiable, with the remainder allocated on the basis of revenue, operating income, or headcount. We consider the expense allocation methodology and results to be reasonable for all periods presented. However, these allocations were not necessarily indicative of the actual expenses we would have incurred as an independent public company or of the costs we will incur in the future, and may differ substantially from the allocations we agreed to in the various separation agreements.

Use of Estimates
Use of Estimates:
We prepare our consolidated financial statements in accordance with U.S. GAAP, which requires us to make accounting policy elections, estimates, and assumptions that affect a number of amounts in our consolidated financial statements. We base our estimates on historical experience and other assumptions that we believe are reasonable. If actual amounts differ from estimates, we include the revisions in our consolidated results of operations in the period the actual amounts become known. Historically, the aggregate differences, if any, between our estimates and actual amounts in any year have not had a material effect on our consolidated financial statements.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash equivalents include demand deposits with banks and all highly liquid investments with original maturities of three months or less.
Inventories	Inventories: Inventories are stated at the lower of cost or market. We value all our inventories using the average cost method.
Long-Lived Assets
Long-Lived Assets:
Property, plant and equipment are stated at historical cost and depreciated by the straight-line method over the estimated useful lives of the assets. Machinery and equipment are depreciated over periods ranging from 3 to 20 years and buildings and improvements over periods up to 40 years. Capitalized software costs are included in property, plant and equipment and amortized on a straight-line basis over the estimated useful lives of the software, which do not exceed seven years.
We review long-lived assets for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. Such conditions include significant adverse changes in the business climate, current-period operating or cash flow losses, significant declines in forecasted operations, or a current expectation that an asset group will be disposed of before the end of its useful life. We perform undiscounted operating cash flow analyses to determine if an impairment exists. When testing for impairment of assets held for use, we group assets and liabilities at the lowest level for which cash flows are separately identifiable. If an impairment is determined to exist, the loss is calculated based on estimated fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

Goodwill and Intangible Assets
Goodwill and Intangible Assets:
We test goodwill and indefinite-lived intangible assets for impairment at least annually in the fourth quarter or when a triggering event occurs. The first step of the goodwill impairment test compares the reporting unit’s estimated fair value with its carrying value. We estimate a reporting unit’s fair value using planned growth rates, market-based discount rates, estimates of residual value, and estimates of market multiples. If the carrying value of a reporting unit’s net assets exceeds its fair value, the second step would be applied to measure the difference between the carrying value and implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, the goodwill would be considered impaired and would be reduced to its implied fair value.

We test indefinite-lived intangible assets for impairment by comparing the fair value of each intangible asset with its carrying value. Fair value of indefinite-lived intangible assets is determined using planned growth rates, market-based discount rates, and estimates of royalty rates. If the carrying value exceeds fair value, the intangible asset would be considered impaired and would be reduced to fair value.

Estimating the fair value of individual reporting units or intangible assets requires us to make assumptions and estimates regarding our future plans, as well as industry and economic conditions. These assumptions and estimates include projected revenues and income, interest rates, cost of capital, royalty rate, and tax rates.

Insurance and Self Insurance
Insurance and Self-Insurance:
We use a combination of insurance and self-insurance for a number of risks, including workers' compensation, general liability, automobile liability, product liability, and our obligation for employee health care benefits. We estimate the liabilities associated with these risks by considering historical claims experience and other actuarial assumptions.

Revenue Recognition
Revenue Recognition:
We recognize revenues when title and risk of loss pass to our customers. We record revenues net of consumer incentives and trade promotions and include all shipping and handling charges billed to customers. We also record provisions for estimated product returns and customer allowances as reductions to revenues within the same period that the revenue is recognized. We base these estimates principally on historical and current period experience, however, it is reasonably likely that actual experiences will vary from the estimates we make.

Marketing and Research and Development
Marketing and Research and Development:
We promote our products with advertising and consumer promotions, consumer incentives, and trade promotions. Consumer incentives and trade promotions include, but are not limited to, discounts, coupons, rebates, in-store display incentives, and volume-based incentives. Consumer incentive and trade promotion activities are recorded as a reduction to revenues based on amounts estimated as being due to customers and consumers at the end of a period. We base these estimates principally on historical utilization and redemption rates.
For interim reporting purposes, we charge advertising and consumer promotion expenses to operations as a percentage of volume, based on estimated volume and related expense for the full year. We review and adjust these estimates each quarter based on actual experience and other information. Advertising expense was $652 million in 2014, $747 million in 2013, and $640 million in 2012. We record marketing expense in selling, general and administrative expense, except for consumer incentives and trade promotions, which are recorded in net revenues.
We expense costs as incurred for product research and development within selling, general and administrative expenses. Research and development expense was $149 million in 2014, $142 million in 2013, and $143 million in 2012. The amounts disclosed in prior periods have been revised to exclude market-based impacts to postemployment benefit plans and certain other costs that are not directly associated with our research and development activities. The impacts of these revisions to the disclosure were not material to any prior period.

Environmental Costs
Environmental Costs:
We are subject to various laws and regulations in the United States and Canada relating to the protection of the environment. We accrue for environmental remediation obligations on an undiscounted basis when amounts are probable and can be reasonably estimated. The accruals are adjusted based on new information or as circumstances change. We record recoveries of environmental remediation costs from third parties as assets when we believe these amounts are receivable. As of December 27, 2014, we were involved in 56 active proceedings in the United States under the Comprehensive Environmental Response, Compensation and Liability Act (and other similar state actions and legislation) related to our current operations and certain closed, inactive or divested operations for which we retain liability.
As of December 27, 2014, we had accrued an amount we deemed appropriate for environmental remediation. Based on information currently available, we believe that the ultimate resolution of existing environmental remediation actions and our compliance in general with environmental laws and regulations will not have a material effect on our financial condition or results from operations. However, we cannot quantify with certainty the potential impact of future compliance efforts and environmental remediation actions.

Postemployment Benefit Plans
Postemployment Benefit Plans:
We provide a range of benefits to our eligible employees and retirees. These include defined benefit pension, postretirement health care, defined contribution, and multiemployer pension and medical benefits. Our pension, postretirement, and other postemployment (collectively, “postemployment”) benefit plans cover most salaried and certain hourly employees. The cost of these plans is charged to expense over the working life of the covered employees.
We account for defined benefit costs using a mark-to-market policy. Under this accounting method, we recognize net actuarial gains or losses and changes in the fair value of plan assets in cost of sales and selling, general and administrative expenses immediately upon remeasurement, which is at least annually.

Financial Instruments
Financial Instruments:
As we operate primarily in North America but source our commodities on global markets and periodically enter into financing or other arrangements abroad, we use a variety of risk management strategies and financial instruments to manage commodity price, foreign currency exchange rate, and interest rate risks. Our risk management program focuses on the unpredictability of financial markets and seeks to reduce the potentially adverse effects that the volatility of these markets may have on our operating results. One way we do this is through actively hedging our risks through the use of derivative instruments. As a matter of policy, we do not use highly leveraged derivative instruments, nor do we use financial instruments for speculative purposes.
Derivatives are recorded on our consolidated balance sheets at fair value, which fluctuates based on changing market conditions.
Certain derivatives are designated as cash flow hedges and qualify for hedge accounting treatment, while others do not qualify and are marked to market through earnings. For cash flow hedges, changes in fair value are deferred in accumulated other comprehensive earnings / (losses) within equity until the underlying hedged items are recognized in net earnings. Accordingly, we record deferred cash flow hedge gains or losses in cost of sales when the related inventory is sold and in interest and other expense, net, when the related debt interest expense is recorded. Cash flows from derivative instruments are also classified in the same manner as the underlying hedged items in the consolidated statement of cash flows. For additional information on derivative activity within our operating results, see Note 10, Financial Instruments.
To qualify for hedge accounting, a specified level of hedging effectiveness between the hedging instrument and the item being hedged must be achieved at inception and maintained throughout the hedged period. Any hedging ineffectiveness is recognized in net earnings when the change in the value of the hedge does not offset the change in the value of the underlying hedged item. We formally document our risk management objectives, strategies for undertaking the various hedge transactions, the nature of and relationships between the hedging instruments and hedged items, and method for assessing hedge effectiveness. Additionally, for qualified hedges of forecasted transactions, we specifically identify the significant characteristics and expected terms of the forecasted transactions. If it becomes probable that a forecasted transaction will not occur, the hedge will no longer be effective and all of the derivative gains or losses would be recognized in earnings in the current period.
Unrealized gains and losses on our derivatives not designated as hedging instruments as well as the ineffective portion of unrealized gains and losses on our derivatives designated as hedging instruments, are recorded in Corporate until realized. Once realized, the gains and losses are recorded within the applicable segment operating results.
When we use financial instruments, we are exposed to credit risk that a counterparty might fail to fulfill its performance obligations under the terms of our agreement. We minimize our credit risk by entering into transactions with counterparties with investment grade credit ratings, limiting the amount of exposure we have with each counterparty, and monitoring the financial condition of our counterparties. We also maintain a policy of requiring that all significant, non-exchange traded derivative contracts with a duration of greater than one year be governed by an International Swaps and Derivatives Association master agreement. We are also exposed to market risk as the value of our financial instruments might be adversely affected by a change in foreign currency exchange rates, commodity prices, or interest rates. We manage market risk by incorporating monitoring parameters within our risk management strategy that limit the types of derivative instruments and derivative strategies we use and the degree of market risk that we hedge with derivative instruments.
Commodity cash flow hedges – We are exposed to price risk related to forecasted purchases of certain commodities that we primarily use as raw materials. We enter into commodity forward contracts primarily for coffee beans, meat products, sugar, wheat, and dairy products. Commodity forward contracts generally are not subject to the accounting requirements for derivative instruments and hedging activities under the normal purchases exception. We also use commodity futures and options to hedge the price of certain commodity costs, including dairy products, coffee beans, meat products, wheat, corn products, soybean oils, sugar, and natural gas. Some of these derivative instruments are highly effective and qualify for hedge accounting treatment. We also sell commodity futures to unprice future purchase commitments, and we occasionally use related futures to cross-hedge a commodity exposure.
Foreign currency cash flow hedges – We use various financial instruments to mitigate our exposure to changes in exchange rates from third-party and intercompany actual and forecasted transactions. These instruments may include forward foreign exchange contracts and foreign currency options. We primarily use these instruments to hedge our exposure to the Canadian dollar. Substantially all of these derivative instruments are highly effective and qualify for hedge accounting treatment.
Interest rate cash flow hedges – We use derivative instruments, including interest rate swaps, as part of our interest rate risk management strategy. We primarily use interest rate swaps to hedge the variability of interest payment cash flows on a portion of our future debt obligations. Substantially all of these derivative instruments are highly effective and qualify for hedge accounting treatment.

Income Taxes
Income Taxes:
We recognize income taxes based on amounts refundable or payable for the current year and record deferred tax assets or liabilities for any difference between U.S. GAAP accounting and tax reporting. We also recognize deferred tax assets for temporary differences, operating loss carryforwards, and tax credit carryforwards. Inherent in determining our annual tax rate are judgments regarding business plans, planning opportunities, and expectations about future outcomes. Realization of certain deferred tax assets, primarily net operating loss and other carryforwards, is dependent upon generating sufficient taxable income in the appropriate jurisdiction prior to the expiration of the carryforward periods. See Note 12, Income Taxes, for additional information.
We apply a more-likely-than-not threshold to the recognition and derecognition of uncertain tax positions. Accordingly, we recognize the amount of tax benefit that has a greater than 50 percent likelihood of being ultimately realized upon settlement. Future changes in judgment related to the expected ultimate resolution of uncertain tax positions will affect earnings in the quarter of such change.

New Accounting Pronouncements
New Accounting Pronouncements:
In April 2014, the Financial Accounting Standards Board (the "FASB") issued an accounting standard update ("ASU") that modified the criteria for reporting the disposal of a component of an entity as discontinued operations. In addition, the ASU requires additional disclosures about discontinued operations. The ASU will be effective for all disposals of components of an entity that occur during our fiscal year 2015 and thereafter. We do not expect the adoption of this guidance to have a material impact on our financial statements and related disclosures.
In May 2014, the FASB issued an ASU that supersedes existing revenue recognition guidance. Under the new ASU, an entity will apply a principles-based five step model to recognize revenue upon the transfer of promised goods or services to customers and in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. The ASU will be effective beginning in the first quarter of our fiscal year 2017. Early adoption is not permitted. We are currently evaluating the impact that this ASU will have on our financial statements and related disclosures.